Financial risk management, objectives and policies - Maximum exposure to credit risk (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Maximum Exposure To Credit Risk [Abstract]
Cash and cash equivalents	$ 77,292	$ 109,295
Accounts receivable and accrued revenues	42,212	34,461
Maximum credit exposure	$ 119,504	$ 143,756